SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013 arrangement	Dec. 31, 2012 arrangement	Dec. 31, 2011 arrangement
Accounting Policies [Line Items]
Change in foreign currency translation adjustment	$ 7,353,000	$ 712,000	$ (49,438,000)
Advertising Costs (excluding Amortization of Non-Cash Marketing)
Advertising expense	828,800,000	774,100,000	499,500,000
Capitalized access fees, estimated useful lives	18 months
Income Taxes
Tax benefits recognition basis for uncertain tax position likelihood realization greater than percentage	50.00%
Redeemable Noncontrolling Interest
Number of years in which put and call arrangements become exercisable		2 years
Number of put and call arrangements that became exercisable	2		1
Adjustment to increase (reduce) redeemable noncontrolling interests to fair value	(40,638,000)	(4,275,000)	(4,273,000)
Minimum
Accounting Policies [Line Items]
Discount rates used for impairment assessment of goodwill (as a percent)	13.00%
Impairment of indefinite lived intangible assets fair value assumptions discount rate	10.00%
Royalty rates used for impairment assessment of indefinite-lived intangible assets (as a percent)	1.00%
Maximum
Accounting Policies [Line Items]
Discount rates used for impairment assessment of goodwill (as a percent)	25.00%
Impairment of indefinite lived intangible assets fair value assumptions discount rate	18.00%
Royalty rates used for impairment assessment of indefinite-lived intangible assets (as a percent)	9.00%
Redeemable Noncontrolling Interest
Redeemable Noncontrolling Interest
Adjustment to increase (reduce) redeemable noncontrolling interests to fair value	40,638,000	4,275,000	4,273,000
Earnings (Loss) from Discontinued Operations, Net of Tax
Accounting Policies [Line Items]
Change in foreign currency translation adjustment			$ 9,200,000